Consolidated Statements of Comprehensive Income/(Loss)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Revenues:
Hotel reservations	$ 151,304,987	938,786,924	858,229,038	608,318,596
Hotel reservations - Third Party	134,821,720	836,514,843	767,536,629	576,601,399
Hotel reservations - Related Party (note 15)	16,483,267	102,272,081	90,692,409	31,717,197
Air ticketing	20,212,995	125,413,550	134,994,100	123,754,276
Other	16,096,806	99,874,239	85,913,382	65,136,131
Total revenues	187,614,788	1,164,074,713	1,079,136,520	797,209,003
Business tax, VAT and surcharges	(12,558,727)	(77,921,876)	(69,431,354)	(52,964,739)
Net revenues	175,056,061	1,086,152,837	1,009,705,166	744,244,264
Cost of services	(56,502,906)	(350,577,929)	(260,843,001)	(204,323,233)
Gross profit	118,553,155	735,574,908	748,862,165	539,921,031
Operating expenses:
Service development	(44,354,725)	(275,203,327)	(178,170,509)	(127,467,665)
Sales and marketing	(103,858,895)	(644,402,902)	(652,278,745)	(412,343,366)
General and administrative	(23,799,998)	(147,669,472)	(90,714,131)	(62,967,875)
Amortization of intangible assets (note 7)	(1,397,314)	(8,669,777)	(3,964,862)	(1,056,197)
Impairment of goodwill (note 7)	(890,342)	(5,524,213)
Charges related to property and equipment and intangible assets (note 7)			(1,917,000)	(2,237,567)
Total operating expenses	(174,301,274)	(1,081,469,691)	(927,045,247)	(606,072,670)
Other operating income (note 2(aa))	4,835,122	30,000,000
Loss from operations	(50,912,997)	(315,894,783)	(178,183,082)	(66,151,639)
Other income/(expenses):
Interest income	9,885,302	61,334,343	60,189,774	55,260,173
Government subsidies (note 2(ab))	2,635,634	16,353,056	7,368,972	1,645,143
Foreign exchange losses	(657,420)	(4,079,027)	(1,931,227)	(1,967,016)
Net loss on equity method investments (note 3 and note 6)	(2,906,777)	(18,035,390)		(4,812,242)
Other income (expense)	357,581	2,218,650	(413,066)	1,523,052
Total other income	9,314,320	57,791,632	65,214,453	51,649,110
Loss before income tax benefit/(expense)	(41,598,677)	(258,103,151)	(112,968,629)	(14,502,529)
Income tax benefit/(expense) (note 9)	(2,110,386)	(13,094,101)	(59,480,303)	16,016,274
Share of net income/(loss) in non-consolidated affiliates (note 6)	(552,198)	(3,426,169)	4,243,438	(1,042,467)
Net income/(loss)	(44,261,261)	(274,623,421)	(168,205,494)	471,278
Net loss attributable to noncontrolling interests	915,485	5,680,220	475,420
Net income/(loss) attributable to eLong, Inc.	(43,345,776)	(268,943,201)	(167,730,074)	471,278
Other comprehensive income
Total comprehensive income/(loss)	$ (43,345,776)	(268,943,201)	(167,730,074)	471,278
Weighted average shares used in computation of net income/(loss) per share
Basic (note 13)	70,917,592	70,917,592	69,454,746	68,833,132
Diluted (note 13)	70,917,592	70,917,592	69,454,746	69,442,580
Basic net income/(loss) per share (note 13)	$ (0.61)	(3.79)	(2.41)	0.01
Diluted net income/(loss) per share (note 13)	$ (0.61)	(3.79)	(2.41)	0.01